Properties Held for Sale (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 property	Dec. 31, 2012 property	Dec. 31, 2011 property
Properties Held for Sale
Number of properties obtained in settlement of accounts receivable	14	6	5
Properties held for sale obtained in settlement of accounts receivable	$ 6,678,302	$ 970,625	$ 1,479,405
Number of properties transferred for settlement of customer deposit	36	0	0
Properties held for sale transferred in settlement of customer deposit	9,928,558
Gain (loss) from sale of properties held for sale	118,559	45,936	417,610
Carrying amount of properties held for sale	15,304,927	611,892
Properties held for sale transferred to property and equipment	0	1,281,008	2,546,721
Number of properties acquired	237
Advance payment for properties to be held for sale	$ 60,076,026
Commercial properties
Properties Held for Sale
Number of properties title transfer in process	52
Car parking space properties
Properties Held for Sale
Number of properties obtained in settlement of accounts receivable	5
Number of properties held for sale	5
Number of properties title transfer in process	5
Residential properties
Properties Held for Sale
Number of properties held for sale	44	2
Number of properties title transfer in process	140